Borrowings - Summary (Details) $ in Thousands, ¥ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 192,198	$ 308,311	$ 176,957
Long-term borrowings		2,098,570	1,876,236	1,265,811
Total borrowings		2,290,768	2,184,547	1,442,768
Current maturities of long-term borrowings		337,807	132,297	32,217
Total current borrowings and current portion of non-current borrowings		530,005	440,608	209,174
Non-current maturities of long-term borrowings		1,760,763	1,743,939	1,233,594
Short-term commercial bank loans
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		192,198	308,311	176,957
2013 USD Loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			10,760	10,760
2015 USD Loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				39,641
2015 CDB USD Loan (SJ Jiangyin)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				2,000
2015 CDB RMB loan I (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		145,705	153,041	144,155
2015 CDB RMB loan II (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		64,839	72,694	68,473	¥ 445.0
2015 CDB RMB Loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 180.0	26,227	29,231	28,110
2016 CDB RMB Loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,390.0	202,500	223,440	210,466
2017 CDB RMB loan (SMIC Shenzhen)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		322,153	185,792
2015 EXIM RMB Loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		72,852	76,520	72,077
2017 EXIM RMB loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		145,705	153,041
2018 EXIM RMB loan I (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		138,419
2016 EXIM RMB Loan I (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			36,730	34,597
2016 EXIM RMB Loan II (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		58,282	61,216	57,662
2017 EXIM RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	480.0	69,900	76,520
2018 EXIM RMB Loan I (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		29,141
2018 EXIM RMB Loan II (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		34,969
2016 EXIM RMB Loan (SMIC)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		72,852	76,520	72,077
2017 EXIM RMB loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		72,852	76,520
2017 EXIM USD loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			25,000
2018 EXIM RMB loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	540.0	78,680
2017 EXIM RMB loan (SMIC Shenzhen)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	¥ 470.0	68,500	76,520
Loan to LFoundry
Disclosure of detailed information about borrowings [line items]
Long-term borrowings			55,036	43,214
Others
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 494,946	$ 487,655	$ 482,579